Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Share-Based Compensation [Abstract]
Share-Based Compensation

18. Share‑based compensation

Under our equity incentive plans we have granted restricted stock units, restricted stocks and stock options, to members of our senior management and Board of Directors and to employees in order to enable us to attract, retain and motivate such people and to align their interests with ours, including but not limited to retention and motivation in relation to the implementation of the ILFC Transaction.

Cerberus Funds Equity Grants

Effective June 30, 2005, companies controlled by Cerberus (“Cerberus Funds”) which, at the time, indirectly owned 100% of our equity interests, put into place an Equity Incentive Plan (“Cerberus Funds Equity Plan”) under which members of our senior management, Board of Directors and an employee of Cerberus (the “participants”) were granted certain direct or indirect rights (stock options) to the Company’s shares held by the Cerberus Funds. There were 27,734 options outstanding under the Cerberus Funds Equity Plan as of December 31, 2013 and 2014, none of which are subject to future vesting criteria.

AerCap Holdings NV Equity Grants

In March 2012, we implemented an equity incentive plan (“Equity Incentive Plan 2012”) which provides for the grant of stock options, nonqualified stock options, restricted stock, restricted stock units, stock appreciation rights and other stock awards (“NV Equity Grants”) to participants of the plan selected by the Nomination and Compensation Committee of our Board of Directors. Effective May 14, 2014, the Equity Incentive Plan 2012 was expanded and the maximum number of equity awards available to be granted under the plan is equivalent to 8,064,081 Company shares. The Equity Incentive Plan 2012 is not open for equity awards to our Directors.

On May 14, 2014 we implemented an equity incentive plan (“Equity Incentive Plan 2014”) which provides for the grant of NV Equity Grants to participants of the plan selected by the Nomination and Compensation Committee of our Board of Directors. The maximum number of equity awards available to be granted under the plan is equivalent to 4,500,000 Company shares. The Equity Incentive Plan 2014 is open for equity awards to our Directors.

The Equity Incentive Plan 2014 replaced an equity incentive plan that was implemented in October 2006 (“Equity Incentive Plan 2006”). Prior awards remain in effect pursuant to their terms and conditions. The terms and conditions of both plans are substantially the same.

The terms and conditions, including the vesting conditions, of the equity awards granted under AerCap’s equity incentive plans, are determined by the Nomination and Compensation Committee and, for our Directors, by the Board of Directors in line with the remuneration policy approved by the General Meeting of Shareholders. The vesting periods of the equity awards range between three years and five years, subject to limited exceptions. Certain awards are subject to long term performance vesting criteria, based on the average earnings per share over the specified periods, in order to promote and encourage superior performance over a prolonged period of time. Some of our officers receive annual equity awards as part of their compensation package. Annual equity awards are granted after the year end and the number of granted awards is dependent on the performance of AerCap and the relevant individual officer during the previous financial year.

The following table summarizes outstanding restricted stock units and restricted stocks under the AerCap Holdings N.V. Equity Plans:

	December 31, 2014
	Number of time based restricted stock units and restricted stocks	Number of performance based restricted stock units and restricted stocks	Weighted average grant date fair value of time based grants ($)	Weighted average grant date fair value of performance based grants ($)
Number at beginning of period	1,922,581	720,000	$13.52	$13.06
Granted (a)	2,700,424	5,246,990	46.40	46.55
Vested (b)	(225,663)	-	13.49	NA
Cancelled	(21,581)	(43,169)	46.59	46.59
Number at end of period	4,375,761	5,923,821	$33.65	$42.48

a)

145,000 restricted stocks were granted under the Equity Incentive Plans, of which 92,220 restricted stocks were issued with the remaining restricted stocks being withheld and applied to pay the wage taxes involved.

b)

225,663 restricted stock units, which were previously granted under the Equity Incentive Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 210,403 ordinary shares to the holder of these restricted stock units.

The following table summarizes outstanding stock options under the Equity Incentive Plan 2006 (no options were granted under the Equity Incentive Plan 2012 or Equity Incentive Plan 2014), and vested stock options that rolled over from the amalgamation of Genesis in 2010:

	Number of options	Weighted Average Exercise Price ($)
Options outstanding at January 1, 2014 (a)	1,708,757	$19.61
Forfeited	-	NA
Exercised (b)	(1,176,534)	$19.93
Issued	-	NA
Options outstanding at December 31, 2014	532,223	$18.91

(a)

Including 131,475 AER options granted to former Genesis directors and employees at the closing of the amalgamation with Genesis on March 25, 2010; these options were issued pursuant to a separate board resolution, so not under any of AerCap Equity Incentive Plans.

(b)	Including 6,939 AER options granted to former Genesis directors and employees; refer to footnote (a).

The amount of the share based compensation expenses is determined by reference to the fair value of the restricted stock units or restricted stocks on the grant date, based on the then trading price of the Company’s stock and reflective of the probability of vesting. All outstanding options have been fully expensed.

We have incurred share based compensation expenses of $68.2 million, $9.3 million, and $7.1 million during each of 2014, 2013 and 2012. The following table summarizes the expected share based compensation expenses assuming that the established performance criteria are met and that no forfeitures occur:

Share based compensation expenses
(U.S. dollars in millions)
2015	$97.5
2016	93.8
2017	86.3
2018	38.4
2019	3.0